INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 6,571,913	$ 6,552,407	$ 6,440,981
Tax rate	21.00%	21.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 6,571,913	$ 6,552,407	$ 6,440,981
Tax Asset Estimates [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	25.50%	25.50%